Investments in Partially Owned Entities (One Park Avenue and 61 Ninth Avenue) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 26, 2014	Jul. 23, 2014 sqft	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Aggregate fair value of Real Estate Fund investments (in US Dollars)	$ 513,973			$ 667,710
Notes And Loans Payable	8,263,165			7,131,231
Lease expiration term	30 years
One Park Avenue [Member]
Schedule Of Equity Method Investments [Line Items]
Aggregate fair value of Real Estate Fund investments (in US Dollars)		560,000
Maturity, Range, End		March 2016
One Park Avenue [Member] | Mortgage loan at 4.995% Matures 2016 [Member]
Schedule Of Equity Method Investments [Line Items]
Notes And Loans Payable		250,000
Interest Rate, End of Period (in percentage)		4.995%
One Park Avenue [Member] | Vornado Realty Trust [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Additional Investment		22,700
Equity method ownership percentage		55.00%		46.50%
One Park Avenue [Member] | Co Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage		45.00%
Sixty One Ninth Avenue Property [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage			50.10%
Lease expiration term			99 years
Square Footage Of Real Estate Property			130,000
Estimated Development Cost			$ 125,000